Loans to Third Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Collectability of loans to third parties	$ 1,000,000
Allowance for loans to third party	6,119,594
Borrower E [Member] | Oct 23, 2018 [Member]
Entrusted loans from third parties	2,914,093
Borrower E [Member] | Dec 26, 2018 [Member]
Entrusted loans from third parties	5,828,185
Direct Loans [Member]
Interest income	1,133,407	$ 1,865,426	$ 2,369,943
Entrusted Loan [Member]
Entrusted loans to third parties	34,969,111	36,729,822
Entrusted Loan [Member] | Borrower A [Member]
Interest income	$ 5,109,237	$ 2,205,173	$ 424,192